Fair Value of Financial Instruments - (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of the Company's financial assets
Assets transferred from level 1 to level 2	$ 0	$ 0	$ 0
Assets transferred from level 2 to level 1	$ 0	0	0
Carrying Amount
Fair value of the Company's financial assets
Money market funds (cash equivalents)		5,000,000	1,000,000
Fair Value
Fair value of the Company's financial assets
Money market funds (cash equivalents)		5,000,000	1,000,000
Fair Value | Quoted Prices in Active Markets (Level 1)
Fair value of the Company's financial assets
Money market funds (cash equivalents)		$ 5,000,000	$ 1,000,000